Putnam
High Income
Convertible and
Bond Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

2-28-02

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Fellow Shareholder:

After a semiannual period marked by negative economic and market news, beginning with the traumatic events of September 11 and climaxing with the Enron collapse, Putnam High Income Convertible and Bond Fund closed its books with a slight gain at net asset value. The management team will explain in the following pages the reasons for the fund's results and discuss expectations for the future.

The management team's discussion will provide you with a good understanding of what has been driving your fund's performance. As you read, you may notice that the team is listed, rather than individual managers. This more accurately reflects the manner in which your fund is managed, as well as Putnam's belief that mutual funds are more effectively overseen by teams.

In the aftermath of Enron, many companies have undertaken serious efforts to reduce debt and increase their overall credit quality. In light of this climate of increased focus on company managements, balance sheets, and accounting practices, shareholders can take comfort in Putnam's extensive research capabilities, which will prove even more valuable now for appropriate securities selection.

We know that Putnam Investments values its relationship with you and other shareholders, and appreciates your loyalty through the restructuring of its staff and products to pursue superior investment performance in the future.

Respectfully yours,

/S/ JOHN A. HILL            /S/ GEORGE PUTNAM, III

John A. Hill                George Putnam, III
Chairman of the Trustees    President of the Funds
April 11, 2002

REPORT FROM FUND MANAGEMENT

This fund is managed by the
Putnam Large-Cap Value and
Core Fixed-Income High-Yield Teams

While the first half of Putnam High Income Convertible and Bond Fund's 2002 fiscal year began amidst a national disaster, six months later, on February 28, 2002, it ended in a market recovery. The terrorist attacks on September 11 weakened an already moribund economy and accelerated the recession while forever changing American lives and attitudes. Investors' flight to the safety of Treasury bonds hurt performance of both high-yield and convertible bonds, the two major components of your fund.

Three weeks later, markets rebounded as bargain hunters began reclaiming many of the securities unfairly cast off in the terrorist attack panic. The recovery continued into the latter part of the calendar year, and then dipped some as concerns over Wall Street accounting methods put investors on edge. The Federal Reserve Board's historic easing of interest rates probably reached its zenith during the period, resulting in a steepened yield curve and a solid bond market. By the last month of the period, mounting evidence of an economic recovery in 2002 pushed equity markets upward again. Benefiting from positive trends in both markets, your fund outperformed both of its benchmark indexes as well as the average for its Lipper category over the period, which we attribute to our success in finding bargains among "busted convertibles." See page 6 for performance details.

Total return for 6 months ended 2/28/02

                 NAV            Market price
-----------------------------------------------------------------------
                0.74%              3.21%
-----------------------------------------------------------------------

Past performance does not indicate future results. Performance based on market prices for the shares will vary from performance based on the portfolio's net asset value. Performance information for longer periods begins on page 6.


[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSITION]

PORTFOLIO COMPOSITION*

Convertible
securities -- 50.4%

Corporate high-yield
bonds -- 43.9%

Other -- 4.5%

Common stocks
(including warrants) -- 0.7%

Preferred stocks -- 0.5%

Footnote reads:
*Based on market value as of 2/28/02. Holdings will vary over time.


* FUND FOCUSES ON "BUSTED" CONVERTIBLES

"Busted" convertible bonds were the best-performing sector of the convertible market during calendar year 2001 and the trend appears likely to continue in 2002. These bonds are issues whose underlying stock has plummeted to the point that the conversion option -- which allows the bonds to be converted into shares of common stock -- no longer has any value. At this point, the bonds are less sensitive to changes in the equity market and more sensitive to credit events and bond market movements. They continue to offer very attractive yields and are currently the primary focus of your fund's convertible bond portfolio. As the recession rolled through the period and the Fed continued to ease interest rates, "busted" convertibles thrived as a group in the strong bond-market conditions.


Fund Profile

This fund seeks high current income as its primary objective and capital appreciation as a secondary objective. The fund invests in lower-rated, higher-yielding convertible bonds, as well as corporate high-yield bonds. These securities provide a much higher level of income than investment-grade bonds, but they are also subject to greater risk of default. The fund is designed for investors who want high current income and who are willing to accept a higher level of risk.

There is, of course, increased risk associated with "busted" convertibles because there is always the possibility that the issuing company could go bankrupt. Therefore, we have been extremely careful in choosing among these securities and divesting any holdings we felt were too risky. Our research capabilities have allowed us to avoid major defaults in volatile sectors in the last six months as we continue to rely on our bottom-up approach to investing. Focusing on security-specific issues such as balance sheets and cash flow is part of our valuation discipline, which demands not only attractive prices and yields but solid company fundamentals as well.

* TECHNOLOGY SECTOR PROVIDED GREATEST OPPORTUNITY

The fund's focus on "busted" convertibles has led us to emphasize the technology sector, which currently offers the largest selection of these securities, and, in particular, those with the underlying fundamentals that our valuation discipline demands. Software issues, in particular, contributed to performance, especially security software maker Network Associates (NET) and Hyperion Solutions Corp. (HYSL), a provider of software that helps companies better understand and optimize their businesses. The fund's largest holding, hardware and equipment seller Xerox (XRX), was a turnaround story this year as its corporate paper appreciated when it became apparent that the company had recovered enough to make good on outstanding bond issues.

During the period, we added convertibles and bonds in the radio/media sector, anticipating that the expected economic recovery would boost advertising revenue. Deregulation was another factor, as laws that would remove TV ownership caps and cable/TV crossover restrictions are under consideration. We believe this could stimulate acquisition activity in the sector. One example, Sinclair Broadcast Group (SBGI) is a diversified broadcasting company that owns or provides programming services to 62 television stations in 40 markets.

In contrast, the fund has minimal exposure to the health-care, energy, and financial sectors because high-yielding "busted" convertibles are rare in these sectors.

* HIGH YIELD PERFORMANCE DIVERGED BY INDUSTRY

Performance in the high-yield market over the past six months differed dramatically as telecommunications issues continued to languish while other sectors thrived. Telecom bonds were hurt by high default rates in the industry and continued to suffer from overexpansion and a slowdown in business. By bringing to bear the research and analytical capabilities available to your management team we were able to avoid the financial meltdowns in the few positions we did hold. Other sectors benefited from a historic year of rate cuts, a steepening yield curve, and a generally strong bond market. Still, the high-yield market was volatile across the fiscal year due to economic concerns and the terrorist attacks.


[GRAPHIC OMITTED: TOP FIVE CONVERTIBLE SECURITY HOLDINGS]

TOP FIVE CONVERTIBLE SECURITY HOLDINGS*

Xerox Corp.
convertible subordinated debentures,
0.57%, 2018
Technology

Hyperion Software Corp.
convertible subordinated notes, 4.5%, 2005
Software

Solectron Corp.
convertible notes, zero%, 2020
Electronics

Tower Automotive, Inc.
convertible subordinated notes, 5%, 2004
Consumer cyclicals

CheckFree Corp.
convertible company guaranty, 6.5%, 2006
Technology services


[GRAPHIC OMITTED: TOP FIVE CORPORATE HIGH-YIELD BOND HOLDINGS]

TOP FIVE CORPORATE HIGH-YIELD BOND HOLDINGS*

Allied Waste Industries, Inc.
company guaranty Series B, 10%, 2009
Capital goods

Echostar Broadband Corp.
senior notes, 10.375%, 2007
Consumer staples

Charter Communications Holdings,
LLC
senior notes, 11.125%, 2011
Consumer staples

Adelphia Communications Corp.
senior notes, Series B, 9.875%, 2007
Consumer staples

Lear Corp.
company guaranty Series B, 7.96%, 2005
Automotive

Footnote reads:
*The combined holdings represent 12.7% of the fund's net assets as of 2/28/02.
 Portfolio holdings will vary over time.


As fiscal 2001 came to a close, we were working to increase the portfolio diversification by spreading assets over a larger number of positions. By September's market drop, your fund was already conservatively positioned. After September 11, we sought value in broadcast, lodging, airlines, gaming, and cyclicals that had been cheapened by the market panic. We took advantage of the sell-off of several fundamentally sound issues. This strategy paid off when the market recovered in the fourth quarter of calendar 2001.

* TEAM BELIEVES FUND TO BENEFIT AS RECOVERY TAKES EFFECT

We used the market decline in September to continue our move from larger-company issuers to smaller- and mid-capitalization issuers in the convertible bond market as well as increase our weighting in equity-sensitive convertible holdings. While the move to smaller issuers helped the fund in the last fiscal year overall and the increased weighting in equity-sensitive issues hurt the fund through the year's first half, both moves benefited the fund through the last half of the fiscal year and will, in our opinion, continue to benefit the fund in the coming fiscal year. We have positioned the portfolio to benefit from a gradual economic recovery in 2002. We anticipate benign inflation data and a Fed unlikely to raise interest rates in the heavy-handed manner that characterized the days of "irrational exuberance." As we see investors continuing to step away from their safety nets and take on more risk in search of greater financial rewards, we are optimistic about the prospects for the convertible market.

Our outlook for the high-yield market continues to be positive as well. With an economic recovery building on the horizon, a default cycle that seems to be ebbing, and a yield curve that we expect will continue to be steep, we feel your fund's high-yield holdings are well positioned for a market rebound. Adding to our optimism is the quality of issues coming to market in 2002. We believe they will be of higher quality after the market and accounting shakeouts we have seen over the past fiscal year.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/28/02, there is no guarantee the fund will continue to hold these securities in the future. Lower-rated bonds may offer higher yields in return for more risk.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy.

TOTAL RETURN FOR PERIODS ENDED 2/28/02

                                        Merrill Lynch     CSFB
                                       All-Convertible  High Yield   Consumer
                    NAV   Market price      Index         Index    price index
-------------------------------------------------------------------------------
6 months           0.74%      3.21%        -2.64%        -0.81%       0.28%
-------------------------------------------------------------------------------
1 year             0.37      -3.03         -5.56         -0.98        1.02
-------------------------------------------------------------------------------
5 years           20.17      19.19         49.04         14.56       11.39
Annual average     3.74       3.57          8.31          2.76        2.18
-------------------------------------------------------------------------------
10 years         130.51     138.21        172.06         99.93       28.43
Annual average     8.71       9.07         10.53          7.17        2.53
-------------------------------------------------------------------------------
Life of fund
(since 7/9/87)
Annual average     9.14       8.99            --*         8.56        3.12
-------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return, net asset value and market price will fluctuate and you may have a gain or a loss when you sell your shares. Performance does not reflect taxes on reinvested distributions.

*Index began operations on 12/31/87.

LIPPER INFORMATION:

The average cumulative return for the 9 funds in the Lipper Convertible Securities category over the 6 months ended 2/28/02 was -2.35%. Over the 1-, 5-, and 10-year periods ended 2/28/02, annualized returns for the category were -2.63%, 5.59%, and 9.50%, respectively.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 2/28/02

-------------------------------------------------------------------------------
Distributions from common shares
-------------------------------------------------------------------------------
Number                                                   6
-------------------------------------------------------------------------------
Income                                                $0.327
-------------------------------------------------------------------------------
  Total                                               $0.327
-------------------------------------------------------------------------------
Share value:                                       NAV       Market price
-------------------------------------------------------------------------------
8/31/01                                           $7.30          $7.45
-------------------------------------------------------------------------------
2/28/02                                            7.02           7.34
-------------------------------------------------------------------------------
Current return (end of period)
-------------------------------------------------------------------------------
Current
dividend
rate 1                                             9.32%          8.91%
-------------------------------------------------------------------------------

1 Most recent distribution, excluding capital gains, annualized and divided by NAV or market price at end of period.

TOTAL RETURN FOR PERIODS ENDED 3/31/02 (most recent calendar quarter)

                                                   NAV       Market price
-------------------------------------------------------------------------------
6 months                                          9.61%         11.42%
-------------------------------------------------------------------------------
1 year                                            5.25          14.32
-------------------------------------------------------------------------------
5 years                                          25.52          21.44
Annual average                                    4.65           3.96
-------------------------------------------------------------------------------
10 years                                        134.47         133.15
Annual average                                    8.90           8.83
-------------------------------------------------------------------------------
Life of fund
(since 7/9/87)
Annual average                                    9.32           8.94
-------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return, net asset value, and market price will fluctuate and you may have a gain or a loss when you sell your shares. Performance does not reflect taxes on reinvested distributions.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.


COMPARATIVE BENCHMARKS

The Merrill Lynch All Convertible Index* is an unmanaged index of domestic convertible securities.

The Credit Suisse First Boston (CSFB) High Yield Index* is an unmanaged index of high-yield debt securities.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper.

*Indexes assume reinvestment of all distributions and do not account for fees.
 Securities and performance of a fund and an index will differ. You cannot invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




THE FUND'S PORTFOLIO
February 28, 2002 (Unaudited)

CONVERTIBLE BONDS AND NOTES (43.6%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Basic Materials (0.6%)
-------------------------------------------------------------------------------------------------------------------
$           610,000 Mail-Well, Inc. cv. sub. notes 5s, 2002                                           $     587,888

Capital Goods (1.4%)
-------------------------------------------------------------------------------------------------------------------
          1,500,000 Kellstrom Industries, Inc. cv. sr. notes 5 1/2s, 2003                                    15,000
          1,380,000 OHM Corp. cv. sub. debs. 8s, 2006 (In default) (NON)                                        138
          1,400,000 Thermo Electron Corp. cv. sr. notes 4s, 2005                                          1,340,500
                                                                                                      -------------
                                                                                                          1,355,638

Communication Services (0.5%)
-------------------------------------------------------------------------------------------------------------------
          1,200,000 Brightpoint, Inc. cv. Liquid Yield Option Notes
                    (LYON) zero %, 2018                                                                     486,000

Communications Equipment (3.0%)
-------------------------------------------------------------------------------------------------------------------
            410,000 CIENA Corp. cv. sr. notes 3 3/4s, 2008                                                  252,150
            720,000 Comverse Technology, Inc. 144A cv. sr.
                    notes 1 1/2s, 2005                                                                      546,300
            624,000 Juniper Networks, Inc. cv. sub. notes 4 3/4s, 2007                                      438,360
            800,000 ONI Systems Corp. cv. notes 5s, 2005                                                    619,000
          1,891,000 Redback Networks, Inc. cv. sub. notes 5s, 2007                                        1,030,595
                                                                                                      -------------
                                                                                                          2,886,405

Computers (2.8%)
-------------------------------------------------------------------------------------------------------------------
          1,210,000 Adaptec, Inc. cv. sub. notes 4 3/4s, 2004                                             1,161,600
            600,000 Checkpoint Systems, Inc. cv. sub. debs.
                    5 1/4s, 2005                                                                            532,500
          1,073,000 Quantum Corp. cv. sub. notes 7s, 2004                                                 1,000,573
                                                                                                      -------------
                                                                                                          2,694,673

Consumer Cyclicals (2.4%)
-------------------------------------------------------------------------------------------------------------------
          1,500,000 Baker (J.), Inc. cv. debs. 7s, 2002 (In default) (NON)                                  300,000
            460,000 DoubleClick, Inc. cv. sub. notes 4 3/4s, 2006                                           381,800
          1,811,000 Tower Automotive, Inc. cv. sub. notes 5s, 2004                                        1,614,054
                                                                                                      -------------
                                                                                                          2,295,854

Consumer Staples (2.0%)
-------------------------------------------------------------------------------------------------------------------
            300,000 CKE Restaurants, Inc. cv. sub notes 4 1/4s, 2004                                        256,500
            180,000 Rite Aid Corp. cv. sub. notes 5 1/4s, 2002                                              169,200
          1,642,000 Standard Commercial Corp. cv. sub. debs.
                    7 1/4s, 2007                                                                          1,516,798
                                                                                                      -------------
                                                                                                          1,942,498

Electronics (9.2%)
-------------------------------------------------------------------------------------------------------------------
            750,000 Act Manufacturing, Inc. cv. sub. notes 7s, 2007                                          69,375
          1,474,000 Analog Devices, Inc. 144A cv. notes
                    4 3/4s, 2005                                                                          1,387,403
             66,000 Benchmark Electronics, Inc. cv. sub. notes
                    6s, 2006                                                                                 62,040
          1,750,000 Celestica, Inc. cv. notes zero %, 2020 (Canada)                                         735,000
          1,494,000 Cypress Semiconductor Corp. cv. sub. debs.
                    3 3/4s, 2005                                                                          1,256,828
            297,000 Kulicke & Soffa Industries, Inc. cv. sub. notes
                    4 3/4s, 2006                                                                            288,461
            869,000 LSI Logic Corp. cv. sub. notes 4s, 2005                                                 736,478
          1,250,000 S3, Inc. cv. sub. notes 5 3/4s, 2003                                                    975,000
          1,800,000 Sanmina Corp. cv. sub. debs. zero %, 2020                                               648,000
          1,300,000 SCI Systems, Inc. cv. sub. notes 3s, 2007                                               929,500
          3,277,000 Solectron Corp. cv. notes zero %, 2020                                                1,835,120
                                                                                                      -------------
                                                                                                          8,923,205

Energy (0.9%)
-------------------------------------------------------------------------------------------------------------------
          2,000,000 Pride International, Inc. cv. sub. debs.
                    zero %, 2018                                                                            877,500

Financial (3.6%)
-------------------------------------------------------------------------------------------------------------------
          1,850,000 E(a)Trade Group, Inc. cv. sub. notes 6s, 2007                                         1,387,500
          1,350,000 Malan Realty Investors cv. sub. notes
                    9 1/2s, 2004                                                                          1,113,750
          1,930,000 Merrill Lynch & Company, Inc. cv. sr. notes
                    zero %, 2031                                                                            974,650
            120,000 Telewest Finance Corp. cv. sub. notes 6s, 2005
                    (United Kingdom)                                                                         57,600
                                                                                                      -------------
                                                                                                          3,533,500

Health Care (3.5%)
-------------------------------------------------------------------------------------------------------------------
          1,000,000 Alkermes, Inc. cv. sub. notes 3 3/4s, 2007                                              670,000
          1,070,000 DaVita, Inc. cv. sub. notes 7s, 2009                                                  1,058,979
            888,000 Healthsouth Corp. cv. sub. debs. 3 1/4s, 2003                                           854,700
            800,000 Omnicare, Inc. cv. bonds 5s, 2007                                                       724,000
             60,000 Total Renal Care Holdings, Inc. 144A cv.
                    sub. notes 7s, 2009                                                                      59,382
                                                                                                      -------------
                                                                                                          3,367,061

Retail (0.9%)
-------------------------------------------------------------------------------------------------------------------
          1,400,000 Amazon.com, Inc. cv. sub. debs. 4 3/4s, 2009                                            868,000

Software (5.4%)
-------------------------------------------------------------------------------------------------------------------
            100,000 Acxiom Corp. cv. sub. notes 5 1/4s, 2003                                                100,000
            779,000 Aether Systems, Inc. cv. sub. notes 6s, 2005                                            431,371
          1,047,000 Aspen Technology, Inc. cv. sub. debs. 5 1/4s, 2005                                      824,513
          2,250,000 Hyperion Solutions Corp. cv. sub. notes
                    4 1/2s, 2005                                                                          1,963,125
            930,000 Manugistics Group, Inc. cv. sub. notes 5s, 2007                                         664,950
          1,601,000 Network Associates, Inc. cv. sub. debs.
                    zero %, 2018                                                                            726,454
            650,000 Peregrine Systems, Inc. cv. sub. notes 5 1/2s, 2007                                     489,125
                                                                                                      -------------
                                                                                                          5,199,538

Technology (3.1%)
-------------------------------------------------------------------------------------------------------------------
             71,000 Amkor Technology, Inc. cv. sub. notes 5s, 2007                                           45,706
            818,000 Amkor Technology, Inc. 144A cv. sub. notes
                    5s, 2007                                                                                526,588
          4,400,000 Xerox Corp. cv. sub. debs. 0.57s, 2018                                                2,453,000
                                                                                                      -------------
                                                                                                          3,025,294

Technology Services (4.3%)
-------------------------------------------------------------------------------------------------------------------
          1,880,000 CheckFree Corp. cv. company guaranty
                    6 1/2s, 2006                                                                          1,574,500
            689,000 Safeguard Scientifics, Inc. cv. sub. notes
                    5s, 2006                                                                                431,486
          1,000,000 Silicon Graphics Corp. cv. sr. notes
                    5 1/4s, 2004                                                                            701,250
          1,500,000 Telxon Corp. cv. sub. notes 5 3/4s, 2003                                              1,413,750
                                                                                                      -------------
                                                                                                          4,120,986
                                                                                                      -------------
                    Total Convertible Bonds and Notes
                    (cost $46,510,722)                                                                $  42,164,040

CORPORATE BONDS AND NOTES (43.6%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Advertising and Marketing Services (0.2%)
-------------------------------------------------------------------------------------------------------------------
$           144,186 Interact Operating Co. notes 14s, 2003 (PIK)                                      $          14
            100,000 Lamar Media Corp. company guaranty
                    9 5/8s, 2006                                                                            105,250
             40,000 Lamar Media Corp. sr. sub. notes 9 1/4s, 2007                                            42,000
                                                                                                      -------------
                                                                                                            147,264

Automotive (1.4%)
-------------------------------------------------------------------------------------------------------------------
            152,000 Aftermarket Technology Corp. sr. sub. notes
                    12s, 2004                                                                               155,040
            100,000 Collins & Aikman Products, Inc. company
                    guaranty 11 1/2s, 2006                                                                   88,000
            110,000 Collins & Aikman Products, Inc. 144A sr. notes
                    10 3/4s, 2011                                                                           103,400
             20,000 Dana Corp. notes 7s, 2029                                                                14,500
             30,000 Dana Corp. notes 6 1/4s, 2004                                                            27,300
            260,000 Dana Corp. 144A sr. notes 9s, 2011                                                      237,900
             30,000 Delco Remy International, Inc. company
                    guaranty 11s, 2009                                                                       28,500
             30,000 Delco Remy International, Inc. company
                    guaranty 10 5/8s, 2006                                                                   27,900
            230,000 Dura Operating Corp. company guaranty
                    Ser. D, 9s, 2009                                                                        217,925
             90,000 Exide Corp. sr. notes 10s, 2005                                                          21,150
             30,000 Federal Mogul Corp. notes 7 7/8s, 2010
                    (In default) (NON)                                                                        4,200
             60,000 Federal Mogul Corp. notes 7 3/4s, 2006
                    (In default) (NON)                                                                        8,400
            260,000 Hayes Lemmerz International, Inc. company
                    guaranty Ser. B, 9 1/8s, 2007                                                            13,000
             40,000 Hayes Lemmerz International, Inc. 144A
                    company guaranty 11 7/8s, 2006                                                           19,200
             10,000 Hayes Lemmerz International, Inc. 144A sr. sub.
                    notes 9 1/8s, 2007                                                                          500
            400,000 Lear Corp. company guaranty Ser. B,
                    7.96s, 2005                                                                             413,184
            180,000 Talon Automotive Group sr. sub. notes
                    Ser. B, 9 5/8s, 2008 (In default) (NON)                                                   3,600
                                                                                                      -------------
                                                                                                          1,383,699

Basic Materials (5.0%)
-------------------------------------------------------------------------------------------------------------------
             50,000 Acetex Corp. sr. notes 10 7/8s, 2009 (Canada)                                            51,000
             40,000 Airgas, Inc. company guaranty 9 1/8s, 2011                                               42,200
            310,000 AK Steel Corp. company guaranty 7 7/8s, 2009                                            307,675
             10,000 AK Steel Corp. sr. notes 9 1/8s, 2006                                                    10,350
             48,560 Anker Coal Group, Inc. company guaranty
                    Ser. B, 14 1/4s, 2007 (PIK)                                                              20,881
             60,000 Appleton Papers, Inc. 144A sr. sub. notes
                    12 1/2s, 2008                                                                            57,000
            100,000 ARCO Chemical Co. debs. 9.8s, 2020                                                       94,000
             40,000 Armco, Inc. sr. notes 8 7/8s, 2008                                                       38,800
             30,000 Avecia Group PLC company guaranty
                    11s, 2009 (United Kingdom)                                                               30,750
            130,000 Better Minerals & Aggregates Co. company
                    guaranty 13s, 2009                                                                      120,900
             50,000 Compass Minerals Group, Inc. 144A sr. sub.
                    notes 10s, 2011                                                                          52,500
             60,000 Doman Industries, Ltd. sr. notes 8 3/4s,
                    2004 (Canada)                                                                            13,800
            230,000 Equistar Chemical Funding Corp. company
                    guaranty 10 1/8s, 2008                                                                  230,000
            120,000 Four M Corp. sr. notes Ser. B, 12s, 2006                                                117,600
             80,000 Gaylord Container Corp. sr. notes Ser. B,
                    9 3/4s, 2007                                                                             68,000
             60,000 Gaylord Container Corp. sr. sub. notes
                    9 7/8s, 2008                                                                             22,800
             20,000 Georgia Gulf Corp. company guaranty
                    10 3/8s, 2007                                                                            21,225
            220,000 Hercules, Inc. 144A company guaranty
                    11 1/8s, 2007                                                                           239,800
             90,000 Huntsman Corp. 144A sr. sub. notes FRN
                    5.231s, 2007                                                                             18,000
            250,000 Huntsman ICI Chemicals, Inc. company
                    guaranty 10 1/8s, 2009                                                                  215,000
            110,000 IMC Global, Inc. 144A sr. notes Ser. B,
                    11 1/4s, 2011                                                                           119,648
             70,000 IMC Global, Inc. 144A sr. notes Ser. B,
                    10 7/8s, 2008                                                                            75,745
            190,000 ISP Chemco, Inc. sr. sub. notes Ser. B,
                    10 1/4s, 2011                                                                           199,500
             10,000 Kaiser Aluminum & Chemical Corp. sr. notes
                    Ser. B, 10 7/8s, 2006                                                                     7,550
            305,000 Kaiser Aluminum & Chemical Corp. sr. sub.
                    notes 12 3/4s, 2003                                                                      70,150
            180,000 LTV Corp. company guaranty 11 3/4s, 2009
                    (In default) (NON)                                                                          900
             30,000 Lyondell Petrochemical Co. notes Ser. A,
                    9 5/8s, 2007                                                                             30,150
            385,000 Lyondell Petrochemical Co. sec. notes
                    Ser. B, 9 7/8s, 2007                                                                    385,000
            180,000 Millenium America, Inc. company guaranty
                    9 1/4s, 2008                                                                            184,500
             40,000 National Steel Corp. 1st mtge. Ser. D,
                    9 7/8s, 2009                                                                             14,000
             90,000 Norske Skog Canada, Ltd. 144A sr. notes
                    8 5/8s, 2011 (Canada)                                                                    91,350
             40,000 Noveon, Inc. company guaranty Ser. B, 11s, 2011                                          42,000
             80,000 OM Group, Inc. 144A sr. sub. notes 9 1/4s, 2011                                          82,400
             60,000 Oregon Steel Mills 1st mtge. 11s, 2003                                                   59,700
             46,000 P&L Coal Holdings Corp. company guaranty
                    Ser. B, 9 5/8s, 2008                                                                     49,335
             95,000 Pacifica Papers, Inc. sr. notes 10s,
                    2009 (Canada)                                                                           102,363
             75,504 PCI Chemicals sec. sr. notes 10s,
                    2008 (Canada)                                                                            56,628
             25,168 Pioneer Companies, Inc. sec. FRN 5.381s, 2006                                            18,624
             70,000 Polymer Group, Inc. company guaranty
                    Ser. B, 9s, 2007 (In default) (NON)                                                      19,600
             30,000 Polymer Group, Inc. company guaranty
                    Ser. B, 8 3/4s, 2008                                                                      8,400
            125,000 Potlatch Corp. 144A sr. sub. notes 10s, 2011                                            131,250
            110,000 Premium Standard Farms, Inc. sr. notes
                    9 1/4s, 2011                                                                            113,025
            250,000 Riverwood International Corp. company
                    guaranty 10 7/8s, 2008                                                                  259,375
             35,000 Riverwood International Corp. company
                    guaranty 10 1/4s, 2006                                                                   36,225
             80,000 Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                              51,200
             75,000 Sterling Chemicals Holdings sr. disc. notes
                    13 1/2s, 2008 (In default) (NON)                                                            375
             20,000 Stone Container Corp. sr. notes 12.58s, 2016                                             21,050
            120,000 Stone Container Corp. sr. notes 9 3/4s, 2011                                            129,900
             70,000 Stone Container Corp. sr. notes 9 1/4s, 2008                                             74,725
             50,000 Stone Container Corp. 144A company guaranty
                    11 1/2s, 2006 (Canada)                                                                   53,750
            310,000 Tembec Industries, Inc. company guaranty
                    8 5/8s, 2009 (Canada)                                                                   322,400
             30,000 Texas Petrochemical Corp. sr. sub. notes
                    11 1/8s, 2006                                                                            24,150
            150,000 United States Steel, LLC 144A company
                    guaranty 10 3/4s, 2008                                                                  144,000
            130,000 WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                              63,700
             10,000 Weirton Steel Corp 144A sr. notes
                    10 3/4s, 2005                                                                             1,100
            100,000 Wheeling-Pittsburgh Steel Corp. sr. notes
                    9 1/4s, 2007                                                                              2,000
             40,000 WHX Corp. sr. notes 10 1/2s, 2005                                                        21,200
                                                                                                      -------------
                                                                                                          4,839,249

Building Materials (0.6%)
-------------------------------------------------------------------------------------------------------------------
            150,000 American Standard Companies, Inc. company
                    guaranty 7 3/8s, 2005                                                                   155,250
             30,000 Atrium Companies, Inc. company guaranty
                    Ser. B, 10 1/2s, 2009                                                                    28,800
             40,000 Building Materials Corp. company guaranty
                    8s, 2008                                                                                 29,800
            105,000 Dayton Superior Corp. company guaranty
                    13s, 2009                                                                               107,625
             80,000 Morrison Knudsen Corp. 144A sr. notes
                    11s, 2010 (In default) (NON)                                                             16,800
             40,000 NCI Building Systems, Inc. sr. sub. notes
                    Ser. B, 9 1/4s, 2009                                                                     39,000
            130,000 Nortek, Inc. sr. notes Ser. B, 8 7/8s, 2008                                             132,600
             10,000 Nortek, Inc. sr. sub. notes Ser. B, 9 7/8s, 2011                                         10,275
             20,000 Nortek, Inc. 144A sr. notes Ser. B, 9 1/8s, 2007                                         20,325
                                                                                                      -------------
                                                                                                            540,475

Capital Goods (4.5%)
-------------------------------------------------------------------------------------------------------------------
            110,000 AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                        111,100
            190,000 Agco Corp. 144A sr. notes 9 1/2s, 2008                                                  204,725
            685,000 Allied Waste Industries, Inc. company guaranty
                    Ser. B, 10s, 2009                                                                       696,988
            120,000 Allied Waste Industries, Inc. company guaranty
                    Ser. B, 7 5/8s, 2006                                                                    117,900
             80,000 Applied Extrusion Technologies, Inc. company
                    guaranty Ser. B, 10 3/4s, 2011                                                           83,800
            180,000 Argo-Tech Corp. company guaranty Ser. D,
                    8 5/8s, 2007                                                                            158,400
             50,000 Argo-Tech Corp. 144A company guaranty
                    8 5/8s, 2007                                                                             44,000
            120,000 BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                          106,200
             30,000 BE Aerospace, Inc. sr. sub. notes Ser. B,
                    8 7/8s, 2011                                                                             25,200
             40,000 BE Aerospace, Inc. sr. sub. notes Ser. B,
                    8s, 2008                                                                                 34,000
            220,000 Blount, Inc. company guaranty 13s, 2009                                                 103,950
            190,000 Briggs & Stratton company guaranty
                    8 7/8s, 2011                                                                            200,328
             90,000 Buhrmann US, Inc. company guaranty
                    12 1/4s, 2009                                                                            90,450
            130,000 Case Corp. notes 7 1/4s, 2016                                                            96,200
             55,000 Day International Group, Inc. company
                    guaranty 9 1/2s, 2008                                                                    36,850
             60,000 Decrane Aircraft Holdings Co. company
                    guaranty Ser. B, 12s, 2008                                                               55,200
            104,000 Flowserve Corp. company guaranty
                    12 1/4s, 2010                                                                           116,480
            330,000 Grove Holdings, LLC debs. stepped-coupon
                    zero % (11 5/8s, 5/1/03), 2009 (STP)                                                      1,650
            140,000 Hexcel Corp. sr. sub. notes 9 3/4s, 2009                                                 85,400
             90,000 Insilco Holding Co. sr. disc. notes stepped-coupon
                    zero % (14s, 8/15/03), 2008 (STP)                                                        12,600
             40,000 L-3 Communications Corp. company guaranty
                    Ser. B, 8s, 2008                                                                         41,400
             60,000 L-3 Communications Corp. sr. sub. notes
                    8 1/2s, 2008                                                                             62,400
            115,000 L-3 Communications Corp. sr. sub. notes
                    Ser. B, 10 3/8s, 2007                                                                   123,050
             70,000 Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                              71,400
            220,000 Motors and Gears, Inc. sr. notes Ser. D,
                    10 3/4s, 2006                                                                           209,000
             20,000 Owens-Illinois, Inc. debs. 7.8s, 2018                                                    16,400
             90,000 Owens-Illinois, Inc. debs. 7 1/2s, 2010                                                  77,850
            250,000 Owens-Illinois, Inc. sr. notes 7.35s, 2008                                              220,000
             60,000 Pliant Corp. company guaranty 13s, 2010                                                  63,000
             80,000 Roller Bearing Company of America company
                    guaranty Ser. B, 9 5/8s, 2007                                                            70,400
            100,000 Sequa Corp. sr. notes 9s, 2009                                                           98,000
            140,000 Sequa Corp. sr. notes Ser. B, 8 7/8s, 2008                                              135,100
            150,000 Tekni-Plex, Inc. company guaranty Ser. B,
                    12 3/4s, 2010                                                                           153,750
             10,000 Terex Corp. company guaranty 8 7/8s, 2008                                                10,000
             20,000 Terex Corp. company guaranty Ser. B,
                    10 3/8s, 2011                                                                            21,300
            140,000 Terex Corp. company guaranty Ser. D,
                    8 7/8s, 2008                                                                            140,000
             60,000 U.S. Can Corp. company guaranty Ser. B,
                    12 3/8s, 2010                                                                            34,800
            380,000 Waste Management, Inc. sr. notes 7 3/8s, 2010                                           386,570
                                                                                                      -------------
                                                                                                          4,315,841

Commercial and Consumer Services (0.2%)
-------------------------------------------------------------------------------------------------------------------
            190,000 Coinmach Corp. 144A sr. notes 9s, 2010                                                  193,800

Communication Services (3.6%)
-------------------------------------------------------------------------------------------------------------------
            100,000 360Networks, Inc. sr. notes 13s, 2008
                    (Canada) (In default) (NON)                                                               1,000
            100,000 Airgate PCS, Inc. sr. sub. notes stepped-coupon
                    zero % (13 1/2s, 10/1/04), 2009 (STP)                                                    54,000
             80,000 Alamosa Delaware, Inc. company guaranty
                    13 5/8s, 2011                                                                            60,000
             10,000 Alamosa Delaware, Inc. company guaranty
                    12 1/2s, 2011                                                                             7,800
             60,000 Alamosa PCS Holdings, Inc. company guaranty
                    stepped-coupon zero % (12 7/8s, 2/15/05),
                    2010 (STP)                                                                               25,800
             40,000 Allegiance Telecom, Inc. sr. notes 12 7/8s, 2008                                         12,000
            160,000 American Cellular Corp. company guaranty
                    9 1/2s, 2009                                                                            124,800
            200,000 American Tower Corp. sr. notes 9 3/8s, 2009                                             132,000
             20,000 Arch Communications, Inc. sr. notes 13 3/4s,
                    2008 (In default) (NON)                                                                     135
             30,000 Asia Global Crossing, Ltd. sr. notes 13 3/8s,
                    2010 (Bermuda)                                                                            7,500
             80,000 Birch Telecommunications, Inc. sr. notes
                    14s, 2008                                                                                 9,600
             70,000 Call-Net Enterprises, Inc. sr. notes
                    8s, 2008 (Canada)                                                                        17,500
            105,000 Crown Castle International Corp. sr. notes
                    10 3/4s, 2011                                                                            81,506
            130,000 Crown Castle International Corp. sr. notes
                    9 3/8s, 2011                                                                             94,900
             40,000 Dobson Communications Corp. sr. notes
                    10 7/8s, 2010                                                                            36,000
            130,000 Dobson/Sygnet Communications, Inc. sr. notes
                    12 1/4s, 2008                                                                           118,300
             70,000 Flag, Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                         14,000
             10,000 Global Crossing Holdings, Ltd. company
                    guaranty 9 5/8s, 2008 (Bermuda)                                                             150
            110,000 Global Crossing Holdings, Ltd. company
                    guaranty 9 1/2s, 2009 (Bermuda)                                                           2,475
            230,000 Global Crossing Holdings, Ltd. company
                    guaranty 9 1/8s, 2006 (Bermuda)                                                           3,450
            100,000 Horizon PCS, Inc. company guaranty
                    stepped-coupon zero % (14s, 10/1/05),
                    2010 (STP)                                                                               30,000
             90,000 Horizon PCS, Inc. 144A sr. notes 13 3/4s, 2011                                           64,800
             10,000 Hyperion Telecommunications Corp., Inc. sr.
                    disc. notes Ser. B, zero %, 2003                                                            200
             80,000 Hyperion Telecommunications Corp., Inc.
                    sr. sub. notes 12s, 2007                                                                  1,600
            140,000 iPCS, Inc. sr. disc. notes stepped-coupon zero %
                    (14s, 7/15/05), 2010 (STP)                                                               60,200
             60,000 IWO Holdings, Inc. company guaranty 14s, 2011                                            45,000
            200,000 KMC Telecommunications Holdings, Inc. sr.
                    disc. notes stepped-coupon zero %
                    (12 1/2s, 2/15/03), 2008 (STP)                                                           10,000
             80,000 Leap Wireless International, Inc. company
                    guaranty 12 1/2s, 2010                                                                   42,400
            130,000 Level 3 Communications, Inc. sr. disc. notes
                    stepped-coupon zero % (10 1/2s, 12/1/03),
                    2008 (STP)                                                                               29,250
            100,000 Madison River Capital Corp. sr. notes
                    13 1/4s, 2010                                                                            78,000
            200,000 McCaw International, Ltd. sr. disc. notes
                    stepped-coupon zero % (13s, 4/15/02),
                    2007 (STP)                                                                               15,000
             30,000 Metrocall, Inc. sr. sub. notes 11s, 2008
                    (In default) (NON)                                                                          300
             30,000 Metrocall, Inc. sr. sub. notes 10 3/8s, 2007
                    (In default) (NON)                                                                          225
             30,000 Metrocall, Inc. sr. sub. notes 9 3/4s, 2007
                    (In default) (NON)                                                                          300
             10,000 Metromedia Fiber Network, Inc. sr. notes
                    10s, 2009                                                                                 2,500
            170,000 Metromedia Fiber Network, Inc. sr. notes
                    Ser. B, 10s, 2008                                                                        42,500
            105,000 Microcell Telecommunications sr. disc. notes
                    Ser. B, 14s, 2006 (Canada)                                                               70,875
             95,000 Millicom International Cellular SA sr. disc.
                    notes 13 1/2s, 2006 (Luxembourg)                                                         53,200
            450,000 Nextel Communications, Inc. sr. notes
                    12s, 2008                                                                               306,000
            220,000 Nextel Communications, Inc. sr. notes
                    9 1/2s, 2011                                                                            136,400
             80,000 Nextel Partners, Inc. sr. notes 11s, 2010                                                47,200
             20,000 Nextel Partners, Inc. sr. notes 11s, 2010                                                11,800
             60,000 Nextel Partners, Inc. 144A sr. notes
                    12 1/2s, 2009                                                                            39,900
             90,000 NorthEast Optic Network, Inc. sr. notes
                    12 3/4s, 2008                                                                            15,300
            100,000 Orbital Imaging Corp. sr. notes Ser. B,
                    11 5/8s, 2005 (In default) (NON)                                                         20,000
            170,000 Price Communications Wireless, Inc.
                    144A sr. notes 9 1/8s, 2006                                                             178,500
             70,000 Rhythms Netconnections, Inc. sr. notes
                    Ser. B, 14s, 2010 (In default) (NON)                                                      4,200
             20,000 Rogers Cablesystems, Ltd. debs. 10 1/8s,
                    2012 (Canada)                                                                            21,000
             10,000 Rogers Cablesystems, Ltd. notes 11s,
                    2015 (Canada)                                                                            11,200
             10,000 Rogers Cablesystems, Ltd. sr. notes Ser. B,
                    10s, 2005 (Canada)                                                                       10,800
             80,000 Rogers Cablesystems, Ltd. sr. sub. notes
                    8.8s, 2007 (Canada)                                                                      76,000
             70,000 Rogers Wireless, Inc. sec. notes 9 5/8s,
                    2011 (Canada)                                                                            67,200
             89,000 RSL Communications, Ltd. company guaranty
                    12 1/4s, 2006 (Bermuda) (In default) (NON)                                                3,004
            130,000 SBA Communications Corp. sr. notes
                    10 1/4s, 2009                                                                            67,600
            210,000 Spectrasite Holdings, Inc. sr. disc. notes
                    stepped-coupon zero % (11 1/8s, 4/15/04),
                    2009 (STP)                                                                               44,100
            110,000 Spectrasite Holdings, Inc. sr. disc. notes
                    stepped-coupon Ser. B, zero % (12 7/8s,
                    3/15/05), 2010 (STP)                                                                     22,000
             90,000 Startec Global Communications Corp. sr. notes
                    12s, 2008 (In default) (NON)                                                              1,800
             40,000 Tele1 Europe B.V. sr. notes 13s, 2009
                    (Netherlands)                                                                             7,200
            170,000 Telecorp PCS, Inc. company guaranty
                    10 5/8s, 2010                                                                           192,100
            180,000 Time Warner Telecom, Inc. sr. notes
                    9 3/4s, 2008                                                                            114,300
            150,000 Tritel PCS, Inc. company guaranty
                    10 3/8s, 2011                                                                           169,500
            100,000 Triton PCS, Inc. company guaranty
                    9 3/8s, 2011                                                                             94,000
             30,000 Triton PCS, Inc. company guaranty
                    8 3/4s, 2011                                                                             27,300
             10,000 Triton PCS, Inc. company guaranty
                    zero %, 2008                                                                              8,600
             50,000 TSI Telecommunication Services, Inc.
                    144A sr. sub. notes 12 3/4s, 2009                                                        49,000
            210,000 UbiquiTel Operating Co. company guaranty
                    stepped-coupon zero % (14s, 4/15/05),
                    2010 (STP)                                                                              102,900
            120,000 US UnWired, Inc. company guaranty
                    stepped-coupon Ser. B, zero % (13 3/8s,
                    11/1/04), 2009 (STP)                                                                     67,200
             40,000 USA Mobile Communications, Inc. sr. notes
                    14s, 2004 (In default) (NON)                                                              8,800
             30,000 USA Mobile Communications, Inc. sr. notes
                    9 1/2s, 2004 (In default) (NON)                                                           1,200
             40,000 Versatel Telecom B.V. sr. notes 13 1/4s,
                    2008 (Netherlands)                                                                       11,600
             20,000 Versatel Telecom B.V. sr. notes 13 1/4s,
                    2008 (Netherlands)                                                                        5,800
            120,000 Viatel, Inc. sr. disc. notes stepped-coupon
                    zero % (12 1/2s, 4/15/03), 2008 (STP)                                                       300
            164,000 Viatel, Inc. sr. notes 11 1/2s, 2009 (In default) (NON)                                     410
            127,000 Voicestream Wireless Corp. sr. notes
                    10 3/8s, 2009                                                                           145,190
             90,000 WebLink Wireless, Inc. sr. disc. notes
                    stepped-coupon zero % (11 1/4s, 2/1/03),
                    2008 (STP)                                                                                  225
             80,000 Williams Communications Group, Inc. sr. notes
                    11 7/8s, 2010                                                                             9,800
            160,000 Williams Communications Group, Inc. sr. notes
                    11.7s, 2008                                                                              22,400
             30,000 Williams Communications Group, Inc.
                    sr. notes 10.7s, 2007                                                                     3,750
            488,000 WinStar Communications, Inc. sr. disc. notes
                    stepped-coupon zero % (14 3/4s, 4/15/05),
                    2010 (STP)                                                                                   49
             70,000 WinStar Communications, Inc. sr. notes 12 3/4s,
                    2010 (In default) (NON)                                                                       7
            115,000 World Access, Inc. sr. notes Ser. B, 13 1/4s,
                    2008 (In default) (NON)                                                                   1,150
                                                                                                      -------------
                                                                                                          3,476,051

Consumer (0.3%)
-------------------------------------------------------------------------------------------------------------------
            170,000 Jostens, Inc. sr. sub. notes 12 3/4s, 2010                                              189,550
            230,000 Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                            155,825
                                                                                                      -------------
                                                                                                            345,375

Consumer Staples (7.9%)
-------------------------------------------------------------------------------------------------------------------
            160,000 Acme Television company guaranty 10 7/8s, 2004                                          160,400
             30,000 Adelphia Communications Corp. sr. notes
                    10 7/8s, 2010                                                                            31,500
             90,000 Adelphia Communications Corp. sr. notes
                    10 1/4s, 2011                                                                            92,025
            500,000 Adelphia Communications Corp. sr. notes
                    Ser. B, 9 7/8s, 2007                                                                    500,000
             10,000 Adelphia Communications Corp. sr. notes
                    Ser. B, 7 3/4s, 2009                                                                      9,200
            150,000 Albecca, Inc. company guaranty 10 3/4s, 2008                                            165,750
             30,000 Allbritton Communications Co. sr. sub. notes
                    Ser. B, 8 7/8s, 2008                                                                     31,200
             95,000 AMC Entertainment, Inc. sr. sub. notes
                    9 1/2s, 2009                                                                             90,000
            110,000 Armkel, LLC/Armkel Finance sr. sub. notes
                    9 1/2s, 2009                                                                            116,050
            195,000 Aurora Foods, Inc. 144A sr. sub. notes Ser. D,
                    9 7/8s, 2007                                                                            192,075
              2,044 Australis Media, Ltd. sr. disc. notes 15 3/4s,
                    2003 (Australia) (In default) (NON)                                                           1
             80,000 Belo Corp. sr. notes 7 1/8s, 2007                                                        80,306
             70,000 Benedek Communications Corp. sr. disc. notes
                    13 1/4s, 2006 (In default) (NON)                                                         50,400
            235,000 British Sky Broadcasting PLC company guaranty
                    8.2s, 2009 (United Kingdom)                                                             241,251
            120,000 Century Communications Corp. sr. notes
                    8 7/8s, 2007                                                                            116,400
             20,000 Chancellor Media Corp. company guaranty
                    8s, 2008                                                                                 21,000
            545,000 Charter Communications Holdings, LLC sr.
                    notes 11 1/8s, 2011                                                                     553,175
             20,000 Charter Communications Holdings, LLC sr.
                    notes 10 3/4s, 2009                                                                      19,700
            120,000 Charter Communications Holdings, LLC
                    144A sr. disc. notes stepped-coupon
                    zero % (11 3/4s, 5/15/06), 2011 (STP)                                                    69,600
             10,000 Cinemark USA, Inc. sr. sub. notes Ser. B,
                    9 5/8s, 2008                                                                              9,575
             70,000 Cinemark USA, Inc. sr. sub. notes Ser. B,
                    8 1/2s, 2008                                                                             63,700
             90,000 Constellation Brands, Inc. company guaranty
                    Ser. B, 8s, 2008                                                                         93,150
             90,000 CSC Holdings, Inc. sr. sub. debs. 10 1/2s, 2016                                          98,100
            290,000 CSC Holdings, Inc. sr. sub. debs. 9 7/8s, 2013                                          301,600
             40,000 Del Monte Corp. 144A sr. sub. notes
                    Ser. B, 9 1/4s, 2011                                                                     42,000
            215,000 Diamond Cable Communication PLC sr. disc.
                    notes stepped-coupon 10 3/4s, 2007
                    (United Kingdom)                                                                         72,025
            271,000 Diva Systems Corp. sr. disc. notes stepped-coupon
                    Ser. B, zero % (12 5/8s, 3/1/03), 2008 (STP)                                             42,683
            190,000 Doane Pet Care Co. sr. sub. debs. 9 3/4s, 2007                                          159,600
             20,000 Domino's, Inc. company guaranty Ser. B,
                    10 3/8s, 2009                                                                            21,400
             20,000 Eagle Family Foods company guaranty
                    Ser. B, 8 3/4s, 2008                                                                     15,800
            610,000 Echostar Broadband Corp. sr. notes
                    10 3/8s, 2007                                                                           640,500
             10,000 Echostar DBS Corp. sr. notes 9 3/8s, 2009                                                10,350
            110,000 Echostar DBS Corp. 144A sr. notes 9 1/8s, 2009                                          111,100
             40,000 Elizabeth Arden, Inc. sec. notes Ser. B,
                    11 3/4s, 2011                                                                            36,300
             30,000 Emmis Communications Corp. company
                    guaranty Ser. B, 8 1/8s, 2009                                                            30,600
             40,000 Emmis Communications Corp. sr. disc. notes
                    stepped-coupon zero % (12 1/2s, 3/15/06),
                    2011 (STP)                                                                               28,800
            160,000 Fleming Companies, Inc. company guaranty
                    10 1/8s, 2008                                                                           162,000
             90,487 Fox Family Worldwide, Inc. sr. disc. notes
                    stepped-coupon zero % (10 1/4s,
                    11/1/02), 2007 (STP)                                                                     98,631
             25,000 Fox Family Worldwide, Inc. sr. notes
                    9 1/4s, 2007                                                                             26,750
            110,000 Fox/Liberty Networks, LLC sr. notes
                    8 7/8s, 2007                                                                            115,500
             20,000 French Fragrances, Inc. company guaranty
                    Ser. D, 10 3/8s, 2007                                                                    16,100
             30,000 Granite Broadcasting Corp. sr. sub. notes
                    9 3/8s, 2005                                                                             27,300
             80,000 Granite Broadcasting Corp. sr. sub. notes
                    8 7/8s, 2008                                                                             67,200
             20,000 Great Atlantic & Pacific Tea Co. notes
                    7 3/4s, 2007                                                                             20,000
             10,000 Insight Communications Company, Inc. sr. disc.
                    notes stepped-coupon zero % (12 1/4s,
                    2/15/06), 2011 (STP)                                                                      6,000
            160,000 Insight Midwest LP/Insight Capital, Inc. sr. notes
                    10 1/2s, 2010                                                                           169,600
             30,000 International Cabletel, Inc. sr. disc. notes
                    11 1/2s, 2006                                                                            11,438
              5,000 Knology Holdings, Inc. sr. disc. notes
                    stepped-coupon zero % (11 7/8s,
                    10/15/02), 2007 (STP)                                                                     1,975
            205,000 LIN Television Corp. company guaranty
                    8 3/8s, 2008                                                                            206,025
             30,000 Mediacom LLC/Mediacom Capital Corp.
                    144A sr. notes 9 1/2s, 2013                                                              31,200
             55,000 NBTY, Inc. sr. sub. notes Ser. B, 8 5/8s, 2007                                           53,625
             20,000 News America, Inc. sr. notes 6 5/8s, 2008                                                20,308
            110,000 North Atlantic Trading Co. company guaranty
                    Ser. B, 11s, 2004                                                                       102,300
            330,000 NTL Communications Corp. sr. notes Ser. B,
                    11 7/8s, 2010                                                                           117,975
            250,000 NTL Communications Corp. sr. notes Ser. B,
                    11 1/2s, 2008                                                                            90,313
             50,000 ONO Finance PLC sr. notes 13s, 2009
                    (United Kingdom)                                                                         26,500
            150,000 PanAmSat Corp. 144A sr. notes 8 1/2s, 2012                                              149,625
             10,000 Pegasus Communications Corp. sr. notes
                    Ser. B, 9 3/4s, 2006                                                                      8,000
             75,000 Pegasus Satellite sr. notes 12 3/8s, 2006                                                58,500
            115,000 Playtex Products, Inc. company guaranty
                    9 3/8s, 2011                                                                            121,900
             80,000 Premier International Foods PLC sr. notes
                    12s, 2009 (United Kingdom)                                                               87,200
            160,000 RAB Enterprises, Inc. company guaranty
                    10 1/2s, 2005                                                                            56,000
             70,000 Regal Cinemas, Inc. 144A sr. sub. notes
                    9 3/8s, 2012                                                                             71,400
            110,000 Revlon Consumer Products sr. notes 9s, 2006                                              68,750
            125,000 Rite Aid Corp. 144A notes 6 1/8s, 2008                                                   77,500
            105,000 Sbarro, Inc. company guaranty 11s, 2009                                                 106,050
            100,000 Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005
                    (In default) (NON)                                                                           10
             30,000 Sinclair Broadcast Group, Inc. company guaranty
                    9s, 2007                                                                                 30,750
            120,000 Sinclair Broadcast Group, Inc. sr. sub. notes
                    8 3/4s, 2007                                                                            124,200
             40,000 Sinclair Broadcast Group, Inc. 144A sr. sub. notes
                    8 3/4s, 2011                                                                             42,000
            100,000 Smithfield Foods, Inc. sr. notes Ser. B, 8s, 2009                                       102,500
             40,000 Southland Corp. debs. Ser. A, 4 1/2s, 2004                                               37,542
             20,000 Southland Corp. sr. sub. debs. 5s, 2003                                                  19,240
             70,000 Stater Brothers Holdings sr. notes 10 3/4s, 2006                                         73,150
            170,000 TeleWest Communications PLC debs. 11s, 2007
                    (United Kingdom)                                                                         90,525
             20,000 Tricon Global Restaurants, Inc. sr. notes
                    8 7/8s, 2011                                                                             21,700
            210,000 Tricon Global Restaurants, Inc. sr. notes
                    7.65s, 2008                                                                             213,150
             50,000 Tricon Global Restaurants, Inc. sr. notes
                    7.45s, 2005                                                                              51,250
            590,000 United Pan-Europe NV sr. disc. notes stepped-
                    coupon zero % (13 3/4s, 2/1/05), 2010
                    (Netherlands) (STP)                                                                      64,900
             30,000 United Rentals (North America), Inc. company
                    guaranty Ser. B, 10 3/4s, 2008                                                           32,625
             90,000 XM Satellite Radio Holdings, Inc. sec. notes
                    14s, 2010                                                                                65,700
            170,000 Young Broadcasting, Inc. 144A sr. sub. notes
                    10s, 2011                                                                               170,425
                                                                                                      -------------
                                                                                                          7,632,648

Energy (2.5%)
-------------------------------------------------------------------------------------------------------------------
             60,000 Belco Oil & Gas Corp. sr. sub. notes
                    Ser. B, 8 7/8s, 2007                                                                     61,200
             50,000 BRL Universal Equipment sec. notes
                    8 7/8s, 2008                                                                             50,500
             40,000 BRL Universal Equipment 144A sec. notes
                    8 7/8s, 2008                                                                             40,400
            330,000 Chesapeake Energy Corp. company guaranty
                    8 1/8s, 2011                                                                            314,325
            115,000 Dresser, Inc. company guaranty 9 3/8s, 2011                                             117,300
             60,000 El Paso Energy Partners L.P. company guaranty
                    Ser. B, 8 1/2s, 2011                                                                     61,350
             30,000 Forest Oil Corp. company guaranty
                    10 1/2s, 2006                                                                            31,950
             90,000 Forest Oil Corp. 144A sr. notes 8s, 2008                                                 91,350
             40,000 Grant Prideco, Inc. company guaranty
                    Ser. B, 9 5/8s, 2007                                                                     39,900
            130,000 Key Energy Services, Inc. company guaranty
                    Ser. B, 8 3/8s, 2008                                                                    132,913
             90,000 Leviathan Gas Corp. company guaranty
                    Ser. B, 10 3/8s, 2009                                                                    95,738
             80,000 Newfield Exploration Co. sr. notes 7 5/8s, 2011                                          78,400
            100,000 Nuevo Energy Co. sr. sub. notes Ser. B,
                    9 1/2s, 2008                                                                             94,000
             30,000 Ocean Energy, Inc. company guaranty Ser. B,
                    8 7/8s, 2007                                                                             31,742
            150,000 Ocean Energy, Inc. company guaranty Ser. B,
                    8 3/8s, 2008                                                                            159,755
             20,000 Parker & Parsley Co. sr. notes 8 1/4s, 2007                                              20,500
            110,000 Parker Drilling Corp. company guaranty Ser. D,
                    9 3/4s, 2006                                                                            109,725
            210,000 Pioneer Natural Resources Co. company guaranty
                    9 5/8s, 2010                                                                            228,900
            105,000 Pogo Producing Co. sr. sub. notes Ser. B,
                    8 1/4s, 2011                                                                            108,675
             10,000 Pride International, Inc. sr. notes 10s, 2009                                            10,800
            200,000 Pride Petroleum Services, Inc. sr. notes
                    9 3/8s, 2007                                                                            207,000
             60,000 Stone Energy Corp. company guaranty
                    8 3/4s, 2007                                                                             60,300
            200,000 Vintage Petroleum, Inc. sr. sub. notes
                    9 3/4s, 2009                                                                            201,000
             50,000 Westport Resources Corp. 144A sr. sub.
                    notes 8 1/4s, 2011                                                                       50,125
             40,000 XTO Energy, Inc. 144A sr. sub. notes Ser. B,
                    8 3/4s, 2009                                                                             41,800
                                                                                                      -------------
                                                                                                          2,439,648

Financial (1.9%)
-------------------------------------------------------------------------------------------------------------------
             50,000 AMRESCO, Inc. sr. sub. notes Ser. 98-A,
                    9 7/8s, 2005 (In default) (NON)                                                          12,500
            320,000 Chevy Chase Savings Bank, Inc. sub.
                    debs. 9 1/4s, 2005                                                                      324,800
             90,000 Colonial Capital II 144A company guaranty
                    8.92s, 2027                                                                              82,540
            210,000 Conseco, Inc. sr. notes 10 3/4s, 2008                                                   120,750
            160,000 Conseco Finance Trust III, Inc. bonds
                    8.796s, 2027                                                                             49,600
            450,000 Finova Group, Inc. notes 7 1/2s, 2009                                                   157,500
            350,000 GS Escrow Corp. sr. notes 7 1/8s, 2005                                                  351,495
             44,000 Imperial Credit Industries, Inc. sec. notes
                    12s, 2005                                                                                 4,400
             50,000 iStar Financial, Inc. sr. notes 8 3/4s, 2008                                             50,500
             70,000 Nationwide Credit, Inc. sr. notes Ser. A,
                    10 1/4s, 2008                                                                            19,600
             25,000 Ocwen Capital Trust I company guaranty
                    10 7/8s, 2027                                                                            19,250
             54,000 Ocwen Federal Bank sub. debs. 12s, 2005                                                  52,380
             60,000 Outsourcing Solutions, Inc. sr. sub. notes
                    Ser. B, 11s, 2006                                                                        50,700
             10,000 Port Arthur Finance Corp. company
                    guaranty 12 1/2s, 2009                                                                   10,600
             45,000 Riggs Capital Trust 144A bonds 8 5/8s, 2026                                              31,685
            250,000 Sovereign Bancorp, Inc. sr. notes 10 1/2s, 2006                                         275,000
            100,000 Superior Financial Corp. 144A sr. notes
                    8.65s, 2003                                                                             102,614
             55,000 Webster Capital Trust I 144A bonds
                    9.36s, 2027                                                                              50,548
             30,000 Willis Corroon Corp. 144A company
                    guaranty 9s, 2009                                                                        31,200
                                                                                                      -------------
                                                                                                          1,797,662

Gaming & Lottery (3.3%)
-------------------------------------------------------------------------------------------------------------------
             70,000 Ameristar Casinos, Inc. company guaranty
                    10 3/4s, 2009                                                                            77,525
             60,000 Argosy Gaming Co. company guaranty
                    10 3/4s, 2009                                                                            66,600
            120,000 Argosy Gaming Co. sr. sub. notes 9s, 2011                                               127,500
             38,914 Fitzgeralds Gaming Corp. company guaranty
                    Ser. B, 12 1/4s, 2004 (In default) (NON)                                                 13,620
             40,000 Harrah's Operating Company, Inc. company
                    guaranty 8s, 2011                                                                        42,269
            185,000 Harrah's Operating Company, Inc. company
                    guaranty 7 1/2s, 2009                                                                   189,092
            120,000 Hollywood Casino Corp. company guaranty
                    11 1/4s, 2007                                                                           132,600
             60,000 Hollywood Park, Inc. company guaranty
                    Ser. B, 9 1/4s, 2007                                                                     53,250
            260,000 Horseshoe Gaming Holdings company guaranty
                    8 5/8s, 2009                                                                            269,750
            210,000 International Game Technology sr. notes
                    8 3/8s, 2009                                                                            227,850
             40,000 Isle of Capri Casinos, Inc. company guaranty
                    8 3/4s, 2009                                                                             39,950
            200,000 Majestic Investor Holdings/Majestic Investor
                    Capital Corp. 144A company guaranty
                    11.653s, 2007                                                                           191,000
             95,000 Mandalay Resort Group sr. sub. notes
                    Ser. B, 10 1/4s, 2007                                                                   102,006
            235,000 MGM Mirage, Inc. company guaranty
                    8 3/8s, 2011                                                                            242,931
            110,000 Mohegan Tribal Gaming Authority sr. notes
                    8 1/8s, 2006                                                                            113,300
            110,000 Mohegan Tribal Gaming Authority sr. sub. notes
                    8 3/4s, 2009                                                                            113,300
            230,000 Park Place Entertainment Corp. sr. sub. notes
                    8 7/8s, 2008                                                                            240,063
             70,000 Penn National Gaming, Inc. company guaranty
                    Ser. B, 11 1/8s, 2008                                                                    76,650
             40,000 Riviera Black Hawk, Inc. 1st mtge. 13s, 2005                                             40,000
            140,000 Station Casinos, Inc. sr. notes 8 3/8s, 2008                                            144,550
             30,000 Station Casinos, Inc. sr. sub. notes 9 7/8s, 2010                                        31,838
            243,000 Trump Atlantic City Associates company
                    guaranty 11 1/4s, 2006                                                                  166,455
             80,000 Trump Castle Funding, Inc. sr. sub. notes
                    11 3/4s, 2003                                                                            60,400
            340,000 Trump Castle Funding, Inc. sub. notes
                    10 1/4s, 2003                                                                           344,250
             90,000 Venetian Casino, Inc. company guaranty
                    12 1/4s, 2004                                                                            92,925
                                                                                                      -------------
                                                                                                          3,199,674

Health Care (2.8%)
-------------------------------------------------------------------------------------------------------------------
            190,000 ALARIS Medical, Inc. sr. disc. notes
                    stepped-coupon zero % (11 1/8s,
                    8/1/03), 2008 (STP)                                                                     125,400
             30,000 ALARIS Medical Systems, Inc. sec. notes Ser. B,
                    11 5/8s, 2006                                                                            32,850
             60,000 Alderwoods Group, Inc. company guaranty
                    12 1/4s, 2009                                                                            61,200
             40,000 Alliance Imaging, Inc. sr. sub. notes
                    10 3/8s, 2011                                                                            42,200
            160,000 AmerisourceBergen Corp. 144A sr. notes
                    8 1/8s, 2008                                                                            168,000
            130,000 Beverly Enterprises, Inc. sr. notes 9 5/8s, 2009                                        130,000
             40,000 Bio-Rad Labs Corp. sr. sub. notes 11 5/8s, 2007                                          44,000
             51,000 Clarent Hospital Corp. sr. notes 11 1/2s, 2005                                           51,000
             20,000 Fresenius Medical Care Capital Trust company
                    guaranty 7 7/8s, 2011                                                                    19,900
            100,000 Hanger Orthopedic Group, Inc. sr. sub. notes
                    10 3/8s, 2009                                                                           103,000
            260,000 HCA, Inc. notes 8 3/4s, 2010                                                            292,500
            150,000 Healthsouth Corp. sr. sub. notes 10 3/4s, 2008                                          162,750
             30,000 Insight Health Services Corp. 144A sr. sub. notes
                    9 7/8s, 2011                                                                             30,900
             90,000 Integrated Health Services, Inc. sr. sub. notes
                    Ser. A, 9 1/2s, 2007 (In default) (NON)                                                       9
             60,000 Integrated Health Services, Inc. sr. sub. notes
                    Ser. A, 9 1/4s, 2008 (In default) (NON)                                                       6
             70,000 Kinetic Concepts, Inc. company guaranty
                    Ser. B, 9 5/8s, 2007                                                                     71,750
            120,000 Magellan Health Services, Inc. sr. sub.
                    notes 9s, 2008                                                                           99,600
            110,000 Magellan Health Services, Inc. 144A sr. notes
                    9 3/8s, 2007                                                                            108,900
            160,000 Mariner Post-Acute Network, Inc. sr. sub. notes
                    stepped-coupon Ser. B, zero % (10 1/2s,
                    11/1/02), 2007 (NON) (STP)                                                                  800
             80,000 Mediq, Inc. company guaranty 11s, 2008
                    (In default) (NON)                                                                          800
             90,000 Mediq, Inc. debs. stepped-coupon zero %
                    (13s, 6/1/03), 2009 (NON) (STP)                                                               9
            255,000 Multicare Companies, Inc. sr. sub. notes
                    9s, 2007 (In default) (NON)                                                                  26
             50,000 Omnicare, Inc. 144A sr. sub. notes Ser. B,
                    8 1/8s, 2011                                                                             52,625
             70,000 Owens & Minor, Inc. company guaranty
                    8 1/2s, 2011                                                                             73,325
            130,000 Quest Diagnostics, Inc. company guaranty
                    7 1/2s, 2011                                                                            137,149
            260,000 Service Corp. International notes 6s, 2005                                              232,050
             60,000 Stewart Enterprises, Inc. 144A sr. sub. notes
                    10 3/4s, 2008                                                                            65,550
            150,000 Sun Healthcare Group, Inc. sr. sub. notes
                    Ser. B, 9 1/2s, 2007 (In default) (NON)                                                      15
             60,000 Sun Healthcare Group, Inc. 144A sr. sub.
                    notes 9 3/8s, 2008 (In default) (NON)                                                         6
            230,000 Tenet Healthcare Corp. sr. notes Ser. B,
                    8 1/8s, 2008                                                                            245,702
            110,000 Triad Hospitals Holdings company guaranty
                    Ser. B, 11s, 2009                                                                       123,750
            180,000 Triad Hospitals, Inc. company guaranty
                    Ser. B, 8 3/4s, 2009                                                                    191,925
             80,000 Vanguard Health Systems, Inc. 144A sr.
                    sub. notes 9 3/4s, 2011                                                                  84,000
                                                                                                      -------------
                                                                                                          2,751,697

Homebuilding (1.0%)
-------------------------------------------------------------------------------------------------------------------
             80,000 Beazer Homes USA, Inc. company guaranty
                    8 5/8s, 2011                                                                             82,400
             90,000 D.R. Horton, Inc. company guaranty 8s, 2009                                              90,675
             30,000 D.R. Horton, Inc. sr. notes 7 7/8s, 2011                                                 29,700
            100,000 Del Webb Corp. sr. sub. debs. 9 3/8s, 2009                                              105,500
             60,000 K. Hovnanian Enterprises, Inc. company
                    guaranty 10 1/2s, 2007                                                                   63,300
            140,000 KB Home sr. sub. notes 9 1/2s, 2011                                                     144,900
            160,000 Lennar Corp. company guaranty Ser. B,
                    9.95s, 2010                                                                             175,600
             10,000 M.D.C. Holdings, Inc. sr. notes 8 3/8s, 2008                                             10,175
             80,000 Ryland Group, Inc. sr. notes 9 3/4s, 2010                                                84,800
             60,000 Standard Pacific Corp. sr. notes 9 1/2s, 2010                                            61,050
             70,000 Toll Corp. company guaranty 8 1/8s, 2009                                                 70,700
                                                                                                      -------------
                                                                                                            918,800

Household Furniture and Appliances (0.1%)
-------------------------------------------------------------------------------------------------------------------
            133,000 Sealy Mattress Co. sr. sub. notes Ser. B,
                    9 7/8s, 2007                                                                            133,998

Lodging/Tourism (1.1%)
-------------------------------------------------------------------------------------------------------------------
            140,000 Felcor Lodging LP company guaranty
                    9 1/2s, 2008                                                                            146,300
             30,000 Felcor Lodging LP company guaranty
                    8 1/2s, 2011                                                                             30,000
             60,000 Felcor Lodging LP 144A company guaranty
                    9 1/2s, 2008                                                                             62,700
            300,000 HMH Properties, Inc. company guaranty
                    Ser. B, 7 7/8s, 2008                                                                    289,500
             90,000 HMH Properties, Inc. sr. notes Ser. C,
                    8.45s, 2008                                                                              89,775
             30,000 Host Marriott L.P. company guaranty
                    Ser. G, 9 1/4s, 2007                                                                     30,825
             40,000 Host Marriott L.P. sr. notes Ser. E, 8 3/8s, 2006                                        39,600
            110,000 ITT Corp. notes 6 3/4s, 2005                                                            109,876
            130,000 John Q. Hammons Hotels, Inc. 1st mtge.
                    8 7/8s, 2004                                                                            128,700
             90,000 Meristar Hospitality Corp. 144A sr. notes
                    9 1/8s, 2011                                                                             89,325
             20,000 Meristar Hospitality Corp. 144A sr. notes
                    9s, 2008                                                                                 19,875
             20,000 MeriStar Hospitality Operating Partnership/
                    MeriStar Hospitality Finance Corp. 144A
                    sr. notes 10 1/2s, 2009 (R)                                                              20,900
                                                                                                      -------------
                                                                                                          1,057,376

Publishing (1.0%)
-------------------------------------------------------------------------------------------------------------------
            226,000 Affinity Group Holdings sr. notes 11s, 2007                                             214,700
             40,000 CanWest Media, Inc. sr. sub. notes 10 5/8s,
                    2011 (Canada)                                                                            43,800
             90,000 Garden State Newspapers, Inc. sr. sub. notes
                    Ser. B, 8 3/4s, 2009                                                                     89,550
             40,000 Hollinger International Publishing, Inc. company
                    guaranty 9 1/4s, 2007                                                                    41,000
            100,000 Hollinger Participation Trust 144A sr. notes
                    12 1/8s, 2010 (Canada) (PIK)                                                             90,000
             30,000 Key3media Group, Inc. company guaranty
                    11 1/4s, 2011                                                                            27,000
             60,000 Perry-Judd company guaranty 10 5/8s, 2007                                                53,700
             30,000 PRIMEDIA, Inc. company guaranty 8 7/8s, 2011                                             25,800
            140,000 PRIMEDIA, Inc. company guaranty 7 5/8s, 2008                                            114,800
            145,000 PRIMEDIA, Inc. company guaranty Ser. B,
                    8 1/2s, 2006                                                                            129,050
             50,000 Quebecor Media, Inc. sr. disc. notes stepped-
                    coupon zero % (13 3/4s, 7/15/06), 2011
                    (Canada) (STP)                                                                           32,500
            130,000 Quebecor Media, Inc. sr. notes 11 1/8s,
                    2011 (Canada)                                                                           139,100
                                                                                                      -------------
                                                                                                          1,001,000

Retail (0.9%)
-------------------------------------------------------------------------------------------------------------------
            130,000 Amazon.com, Inc. sr. sub. notes stepped-coupon
                    zero % (10s, 5/1/03), 2008 (STP)                                                        102,700
            160,000 Autonation, Inc. company guaranty 9s, 2008                                              167,600
             50,000 J. Crew Operating Corp. 144A sr. sub. notes
                    10 3/8s, 2007                                                                            40,250
            250,000 JC Penney Company, Inc. notes 7.6s, 2007                                                236,250
              5,000 Mothers Work, Inc. sr. notes 12 5/8s, 2005                                                4,700
             50,000 Petco Animal Supplies, Inc. 144A sr. sub. notes
                    10 3/4s, 2011                                                                            52,625
            250,000 Saks, Inc. company guaranty 8 1/4s, 2008                                                235,000
             60,000 Tommy Hilfiger USA, Inc. company guaranty
                    6.85s, 2008                                                                              54,600
             20,000 Tommy Hilfiger USA, Inc. company guaranty
                    6 1/2s, 2003                                                                             19,750
                                                                                                      -------------
                                                                                                            913,475

Specialty Printing (0.1%)
-------------------------------------------------------------------------------------------------------------------
             45,464 Von Hoffman Press, Inc. 144A sr. sub. notes
                    13 1/2s, 2009                                                                            36,371
             40,000 Von Hoffman Press, Inc. 144A sr. sub. notes
                    10 3/8s, 2007                                                                            36,800
                                                                                                      -------------
                                                                                                             73,171

Technology (1.4%)
-------------------------------------------------------------------------------------------------------------------
             80,000 Amkor Technology, Inc. sr. notes 9 1/4s, 2008                                            74,200
            400,000 Cybernet Internet Services International, Inc.
                    144A sr. disc. notes stepped-coupon zero %
                    (13s, 8/15/04), 2009 (Denmark) (STP)                                                      4,000
            150,000 Equinix, Inc. sr. notes 13s, 2007                                                        46,875
             10,000 Exodus Communications, Inc. sr. notes
                    11 5/8s, 2010 (In default) (NON)                                                          2,150
            130,000 Exodus Communications, Inc. sr. notes
                    10 3/4s, 2009 (In default) (NON)                                                         28,275
             20,000 Exodus Communications, Inc. 144A sr. notes
                    11 1/4s, 2008 (In default) (NON)                                                          4,300
            120,000 Fairchild Semiconductor International, Inc.
                    company guaranty 10 3/8s, 2007                                                          127,050
             50,000 Fairchild Semiconductor International, Inc.
                    sr. sub. notes 10 1/8s, 2007                                                             52,250
             85,000 Flextronics International, Ltd. sr. sub. notes
                    9 7/8s, 2010 (Singapore)                                                                 90,313
             80,000 Globix Corp. sr. notes 12 1/2s, 2010
                    (In default) (NON)                                                                       12,000
            140,000 Iron Mountain, Inc. company guaranty
                    8 3/4s, 2009                                                                            145,600
            100,000 Iron Mountain, Inc. company guaranty
                    8 5/8s, 2013                                                                            105,750
             40,000 Iron Mountain, Inc. company guaranty
                    8 1/8s, 2008 (Canada)                                                                    40,500
            370,000 Lucent Technologies, Inc. debs. 6.45s, 2029                                             231,251
             20,000 PSINet, Inc. sr. notes 11 1/2s, 2008 (In default) (NON)                                   1,850
             90,000 PSINet, Inc. sr. notes 11s, 2009 (In default) (NON)                                       8,100
             40,000 SCG Holding & Semiconductor Corp. company
                    guaranty 12s, 2009                                                                       21,200
             70,000 Seagate Technology, Inc. 144A company
                    guaranty 12 1/2s, 2007 (Cayman Islands)                                                  78,838
             60,000 Telecommunications Techniques, Inc. company
                    guaranty 9 3/4s, 2008                                                                    12,000
             55,000 Telehub Communications Corp. company
                    guaranty stepped-coupon zero % (13 7/8s,
                    7/31/02), 2005 (STP)                                                                          1
             70,000 Unisys Corp. sr. notes 8 1/8s, 2006                                                      70,000
             95,000 Viasystems, Inc. sr. sub. notes 9 3/4s, 2007                                             18,050
            130,000 Xerox Corp. 144A sr. notes 9 3/4s, 2009                                                 115,050
            120,000 Xerox Credit Corp. sr. notes 6.1s, 2003                                                 104,400
                                                                                                      -------------
                                                                                                          1,394,003

Textiles (0.3%)
-------------------------------------------------------------------------------------------------------------------
             45,000 Galey & Lord, Inc. company guaranty
                    9 1/8s, 2008                                                                              4,500
            105,000 Kasper A.S.L., Ltd. sr. notes 12 3/4s, 2004
                    (In default) (NON)                                                                       21,000
            160,000 Levi Strauss & Co. sr. notes 11 5/8s, 2008                                              159,200
             90,000 The William Carter Holdings Co. company
                    guaranty Ser. B, 10 7/8s, 2011                                                           94,500
             90,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2005                                           29,700
                                                                                                      -------------
                                                                                                            308,900

Toys (0.3%)
-------------------------------------------------------------------------------------------------------------------
            150,000 Hasbro, Inc. notes 7.95s, 2003                                                          152,250
            110,000 Hasbro, Inc. notes 5.6s, 2005                                                           101,200
                                                                                                      -------------
                                                                                                            253,450

Transportation (1.1%)
-------------------------------------------------------------------------------------------------------------------
             10,000 Air Canada Corp. sr. notes 10 1/4s,
                    2011 (Canada)                                                                             6,500
            100,000 Airbus Industries 144A notes Ser. D,
                    12.266s, 2020                                                                            68,734
             90,000 AMR Corp. debs. 9s, 2012                                                                 82,800
            140,000 Calair, LLC 144A company guaranty
                    8 1/8s, 2008                                                                            124,600
             50,000 Delta Air Lines, Inc. pass-through certificates
                    Ser. 00-1, Class C, 7.779s, 2005                                                         50,437
            160,000 Kansas City Southern Railway Co. company
                    guaranty 9 1/2s, 2008                                                                   172,000
            130,000 Navistar International Corp. company guaranty
                    Ser. B, 9 3/8s, 2006                                                                    134,550
             90,000 Navistar International Corp. sr. notes
                    Ser. B, 8s, 2008                                                                         85,950
             60,000 Northwest Airlines, Inc. company guaranty
                    7 5/8s, 2005                                                                             54,000
            140,000 RailAmerica Transportation company guaranty
                    12 7/8s, 2010                                                                           154,000
             20,000 Transportation Manufacturing Operations, Inc.
                    company guaranty 11 1/4s, 2009                                                           13,400
             20,000 Travel Centers of America, Inc. company
                    guaranty 12 3/4s, 2009                                                                   21,500
             90,000 US Air, Inc. pass-through certificates Ser. 93A3,
                    10 3/8s, 2013                                                                            55,800
                                                                                                      -------------
                                                                                                          1,024,271

Utilities (2.1%)
-------------------------------------------------------------------------------------------------------------------
             30,000 AES Corp. (The) notes 8 3/4s, 2008                                                       19,800
            100,000 AES Corp. (The) sr. notes 9 3/8s, 2010                                                   66,000
            255,000 AES Corp. (The) sr. notes 8 7/8s, 2011                                                  165,750
             65,000 Azurix Corp. sr. notes Ser. B, 10 3/8s, 2007                                             48,750
             60,000 Calpine Corp. sr. notes 10 1/2s, 2006                                                    47,400
             10,000 Calpine Corp. sr. notes 8 3/4s, 2007                                                      7,025
            565,000 Calpine Corp. sr. notes 8 1/2s, 2011                                                    395,500
             40,000 Calpine Corp. sr. notes 7 7/8s, 2008                                                     28,400
             70,000 Cleveland Electric Illuminating Co. (The)
                    144A sr. notes Ser. D, 7.88s, 2017                                                       74,717
             30,000 CMS Energy Corp. sr. notes 8.9s, 2008                                                    30,300
             80,000 CMS Energy Corp. sr. notes 8 1/2s, 2011                                                  79,685
            120,000 CMS Energy Corp. sr. notes Ser. B, 6 3/4s, 2004                                         116,257
            271,000 Midland Funding Corp. II debs. Ser. A,
                    11 3/4s, 2005                                                                           287,333
            390,000 Mission Energy Holding Co. 144A sec. notes
                    13 1/2s, 2008                                                                           403,650
            134,487 Northeast Utilities notes Ser. A, 8.58s, 2006                                           143,635
            120,000 Tiverton/Rumford Power Associates, LP 144A
                    pass-through certificates 9s, 2018                                                       85,200
                                                                                                      -------------
                                                                                                          1,999,402
                                                                                                      -------------
                    Total Corporate Bonds and Notes
                    (cost $50,168,860)                                                                $  42,140,929

CONVERTIBLE PREFERRED STOCKS (6.4%) (a)
NUMBER OF SHARES                                                                                              VALUE
Basic Materials (1.9%)
-------------------------------------------------------------------------------------------------------------------
                 20 Anker Coal Group, Inc. 14.25% cv. pfd.                                            $         100
             67,000 Freeport-McMoRan Copper & Gold, Inc.
                    $1.75 cum. cv. pfd.                                                                   1,097,125
             15,200 International Paper Capital Trust $2.625
                    cum. cv. pfd.                                                                           706,800
                                                                                                      -------------
                                                                                                          1,804,025

Capital Goods (2.1%)
-------------------------------------------------------------------------------------------------------------------
             39,600 Owens-Illinois, Inc. $2.375 cv. pfd.                                                    970,200
             30,000 TXI Capital Trust I $2.75 cv. pfd.                                                    1,117,500
                                                                                                      -------------
                                                                                                          2,087,700

Communication Services (--%)
-------------------------------------------------------------------------------------------------------------------
              6,500 Global Crossing Holdings, Ltd. 6.75% cum.
                    cv. pfd. (Bermuda)                                                                       12,188
                 14 World Access, Inc. 144A Ser. D, zero % cv. pfd.                                               3
                                                                                                      -------------
                                                                                                             12,191

Consumer Cyclicals (0.2%)
-------------------------------------------------------------------------------------------------------------------
              6,500 Carriage Services Capital Trust $3.50 cv. pfd.                                          180,375
                220 Interact Systems, Inc. 144A 14.00% cv. pfd.
                    (In default) (NON)                                                                            2
                                                                                                      -------------
                                                                                                            180,377

Consumer Staples (2.2%)
-------------------------------------------------------------------------------------------------------------------
             37,800 Sinclair Broadcast Group, Inc. Ser. D, $3.00 cv. pfd.                                 1,308,825
             15,807 Suiza Capital Trust II $2.75 cv. pfd.                                                   798,254
                                                                                                      -------------
                                                                                                          2,107,079

Energy (--%)
-------------------------------------------------------------------------------------------------------------------
                115 XCL, Ltd. 144A Ser. A, 9.50% cum. cv. pfd.
                    (In default) (NON) (PIK)                                                                     58
                                                                                                      -------------
                    Total Convertible Preferred Stocks
                    (cost $6,776,677)                                                                 $   6,191,430

COMMON STOCKS (0.6%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                 50 AmeriKing, Inc. (NON)                                                             $           1
              2,125 Aurora Foods, Inc. (NON)                                                                  8,925
             25,470 Celcaribe SA (Colombia) (NON)                                                               764
            293,993 Contifinancial Corp. Liquidating Trust Units                                             15,435
              2,031 Covad Communications Group, Inc. 144A (NON)                                               3,199
                 80 Delta Funding Residual Exchange Co., LLC (NON)                                           17,480
                 80 Delta Funding Residual Management, Inc. (NON)                                                 1
              9,047 Fitzgeralds Gaming Corp. (NON)                                                               90
              8,542 Focal Communications Corp. (NON)                                                          1,879
                660 Genesis Health Ventures, Inc. (NON)                                                      10,283
              1,092 MPower Holdings Corp. 144A (NON)                                                             49
            140,000 Paracelsus Healthcare Corp. (NON)                                                            14
              4,882 Pioneer Companies, Inc. (NON)                                                             9,154
                144 Premium Holdings (L.P.) 144A (NON)                                                        2,298
                334 PSF Holdings, LLC Class A (NON)                                                         534,880
                115 RCN Corp. (NON)                                                                             151
              3,750 Specialty Foods Acquisition Corp. (NON)                                                      38
                                                                                                      -------------
                    Total Common Stocks (cost $1,454,405)                                             $     604,641

PREFERRED STOCKS (0.5%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
              3,776 AmeriKing, Inc. $3.25 cum. pfd. (PIK)                                             $          38
             40,000 CSBI Capital Trust I 144A company guaranty
                    Ser. A, 11.75% pfd.                                                                      44,600
                 80 Delta Financial Corp. Ser. A, $10.00 cum. pfd.                                              920
                  3 Dobson Communications Corp. 12.25% pfd. (PIK)                                             2,610
              4,700 Fitzgeralds Gaming Corp. zero % cum. pfd.                                                    47
                 33 Nextel Communications, Inc. Ser. E,
                    11.125% pfd. (PIK)                                                                        8,250
                 41 Paxson Communications Corp. 13.25%
                    cum. pfd. (PIK)                                                                         352,600
                159 Rural Cellular Corp. 12.25% pfd. (PIK)                                                   79,655
                                                                                                      -------------
                    Total Preferred Stocks (cost $793,139)                                            $     488,720

UNITS (0.1%) (a)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
                250 Australis Media, Ltd. units 15 3/4s, 2003
                    (Australia) (In default) (NON)                                                    $          25
                210 XCL, Ltd. 144A units 13 1/2s, 2004
                    (In default) (NON)                                                                       63,000
                600 XCL, Ltd. 144A units 9.50% cv. cum. pfd.
                    (In default) (PIK) (NON)                                                                    300
                                                                                                      -------------
                    Total Units (cost $515,841)                                                       $      63,325

WARRANTS (--%) (a) (NON)                                                                  EXPIRATION
NUMBER OF WARRANTS                                                                        DATE                VALUE
-------------------------------------------------------------------------------------------------------------------
                  1 Anker Coal Group, Inc. 144A                                           10/28/09    $           1
                 80 Bestel SA de CV (Mexico)                                              5/15/05             6,400
                 80 Birch Telecommunications, Inc. 144A (PIK)                             6/15/08                 8
                500 Comunicacion Cellular 144A (Colombia)                                 11/15/03              500
                140 Dayton Superior Corp.                                                 6/15/09             1,400
                210 Decrane Aircraft Holdings Co.                                         9/30/08                 1
                848 Delta Financial Corp.                                                 12/21/10                1
                332 Diva Systems Corp.                                                    5/15/06                 3
                753 Diva Systems Corp. 144A                                               3/1/08                  8
              1,109 Genesis Health Ventures, Inc.                                         10/1/02             1,774
                100 Horizon PCS, Inc.                                                     10/1/10             1,000
              1,617 ICG Communications, Inc.                                              10/15/05               16
              2,108 Imperial Credit Industries, Inc.                                      8/1/08                  2
                 90 Insilco Holding Co.                                                   8/15/08             3,600
                220 Interact Systems, Inc.                                                8/1/03                  1
                220 Interact Systems, Inc. 144A                                           12/15/09                2
                140 iPCS, Inc. 144A                                                       7/15/10             1,400
                175 Iridium World Communications 144A                                     7/15/05                 1
                 60 IWO Holdings, Inc.                                                    1/15/11               600
                150 Jostens, Inc.                                                         5/1/10              1,500
                210 KMC Telecommunications
                    Holdings, Inc. 144A                                                   4/15/08                 2
                245 Knology Holdings, Inc.                                                10/22/07                6
                160 McCaw International, Ltd.                                             4/15/07                 2
                 90 Mediq, Inc. 144A                                                      6/1/09                  1
                100 Orbital Imaging Corp. 144A                                            3/1/05                  1
                 60 Pliant Corp. 144A                                                     6/1/10                120
                 90 Raintree Resort 144A                                                  12/1/04                 1
                 90 Startec Global Communications Corp.                                   5/15/08                 1
                 75 Sterling Chemicals Holdings                                           8/15/08                45
                 55 Telehub Communications Corp. 144A                                     7/31/05                 1
                240 Travel Centers of America, Inc.                                       5/1/09                  2
                220 Ubiquitel, Inc. 144A                                                  4/15/10             6,160
                520 UIH Australia/Pacific, Inc. 144A                                      5/15/06                 5
                774 United Artists Theatre                                                3/2/08              6,192
                420 Veraldo Holdings, Inc. 144A                                           4/15/08                 4
                 10 Versatel Telecom NV (Netherlands)                                     5/15/08                 5
                                                                                                      -------------
                    Total Warrants (cost $264,627)                                                    $      30,766

SHORT-TERM INVESTMENTS (4.4%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$               515 Short-term investments held as collateral for
                    loaned securities with yields ranging from
                    1.74% to 1.95% and due dates ranging from
                    March 1, 2002 to March 28, 2002 (d)                                               $         515
          4,237,000 Interest in $1,000,000,000 joint tri-party
                    repurchase agreement dated February 28,
                    2002 with S.B.C. Warburg, Inc. due March 1,
                    2002 with respect to various U.S. Government
                    obligations -- maturity value of $4,237,224 for
                    an effective yield of 1.90%                                                           4,237,000
                                                                                                      -------------
                    Total Short-Term Investments (cost $4,237,515)                                    $   4,237,515
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $110,721,786 (b)                                          $  95,921,366
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $96,598,555.

  (b) The aggregate identified cost on a tax basis is $111,393,090, resulting in gross unrealized appreciation and depreciation of $3,325,295 and $18,797,019, respectively, or net unrealized depreciation of $15,471,724.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

  (R) Real Estate Investment Trust.

  (d) See footnote 1 to the financial statements.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on Floating Rate Notes (FRN) are the current interest rates shown at February 28, 2002, which are subject to change based on the terms of the security.

------------------------------------------------------------------------------
Written Options Outstanding at February 28, 2002 (Unaudited)
(premiums received $305,524)

Contract                                    Expiration Date/       Market
Amount                                          Strike Price       Value
------------------------------------------------------------------------------
$1,782,000   HYDI 100 Index OTC option
             (Morgan Guaranty Trust) (Put)    Nov. 06/100 USD    $360,320
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
February 28, 2002 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value, including $140
of securities on loan (identified cost $110,721,786) (Note 1)                  $ 95,921,366
-------------------------------------------------------------------------------------------
Cash                                                                                    667
-------------------------------------------------------------------------------------------
Dividends and interest receivable                                                 1,826,345
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                      241,339
-------------------------------------------------------------------------------------------
Total assets                                                                     97,989,717

Liabilities
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                               745,055
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                        173,689
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                           36,353
-------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                       19,525
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                            983
-------------------------------------------------------------------------------------------
Payable for written options outstanding
(premiums received $305,524) (Note 3)                                               360,320
-------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                                      515
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               54,722
-------------------------------------------------------------------------------------------
Total liabilities                                                                 1,391,162
-------------------------------------------------------------------------------------------
Net assets                                                                    $  96,598,555

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Note 1)                                                       $129,026,905
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                          (486,628)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                           (17,082,876)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                    (14,858,846)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                     $ 96,598,555

Computation of net asset value
-------------------------------------------------------------------------------------------
Net asset value per share ($96,598,555 divided by 13,763,254 shares)                  $7.02
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended February 28, 2002 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Interest                                                                         $4,588,836
-------------------------------------------------------------------------------------------
Dividends                                                                           358,189
-------------------------------------------------------------------------------------------
Securities lending                                                                       75
-------------------------------------------------------------------------------------------
Total investment income                                                           4,947,100

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                    354,483
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                       81,096
-------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                    4,806
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      2,541
-------------------------------------------------------------------------------------------
Exchange listing fees                                                                33,466
-------------------------------------------------------------------------------------------
Other                                                                                49,330
-------------------------------------------------------------------------------------------
Total expenses                                                                      525,722
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (978)
-------------------------------------------------------------------------------------------
Net expenses                                                                        524,744
-------------------------------------------------------------------------------------------
Net investment income                                                             4,422,356
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                 (2,396,751)
-------------------------------------------------------------------------------------------
Net realized loss on written options (Notes 1 and 3)                                (11,629)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and
liabilities in foreign currencies during the period                                  (3,629)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
written options during the period                                                (1,346,719)
-------------------------------------------------------------------------------------------
Net loss on investments                                                          (3,758,728)
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                              $ 663,628
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                      February 28        August 31
                                                                            2002*             2001
--------------------------------------------------------------------------------------------------
Decrease in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                                 $ 4,422,356     $  9,215,037
--------------------------------------------------------------------------------------------------
Net realized loss on investments                                       (2,408,380)      (9,565,763)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                           (1,350,348)        (245,928)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                           663,628         (596,654)
--------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
--------------------------------------------------------------------------------------------------
From net investment income                                             (4,494,180)     (10,318,780)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions                                  298,978          206,550
--------------------------------------------------------------------------------------------------
Total decrease in net assets                                           (3,531,574)     (10,708,884)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                   100,130,129      110,839,013
--------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income of $486,628 and
$414,804, respectively)                                               $96,598,555     $100,130,129
--------------------------------------------------------------------------------------------------
Number of fund shares
--------------------------------------------------------------------------------------------------
Shares outstanding at beginning of period                              13,721,025       13,694,062
--------------------------------------------------------------------------------------------------
Shares issued in connection with reinvestment
of distributions                                                           42,229           26,963
--------------------------------------------------------------------------------------------------
Shares outstanding at end of period                                    13,763,254       13,721,025
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                           February 28
operating performance               (Unaudited)                        Year ended August 31
------------------------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $7.30        $8.09        $8.32        $8.82       $10.35        $9.48
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .32          .67          .74          .82          .90          .86
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.27)        (.71)        (.12)        (.33)       (1.20)         .92
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .05         (.04)         .62          .49         (.30)        1.78
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.33)        (.75)        (.85)        (.81)        (.85)        (.85)
------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                       --           --           --         (.18)        (.38)        (.06)
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.33)        (.75)        (.85)        (.99)       (1.23)        (.91)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $7.02        $7.30        $8.09        $8.32        $8.82       $10.35
------------------------------------------------------------------------------------------------------------------
Market price,
end of period                         $7.340       $7.450       $7.938       $8.813       $8.937      $10.562
------------------------------------------------------------------------------------------------------------------
Total investment return at
market price (%)(b)                     3.21*        3.91          .78        10.29        (4.74)       14.29
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $96,599     $100,130     $110,839     $113,576     $119,193     $138,400
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .54*        1.14         1.11         1.11         1.13         1.03
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               4.58*        8.91         9.03         9.72         9.01         8.80
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 16.69*      106.41        26.31        78.62        59.13        58.88
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements. (Note 2)



NOTES TO FINANCIAL STATEMENTS
February 28, 2002 (Unaudited)

Note 1
Significant accounting policies

Putnam High Income Convertible and Bond Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The fund's primary investment objective is high current income; its secondary objective is capital appreciation. The fund invests primarily in high-yielding convertible securities. The fund seeks to augment current income by investing in non-convertible securities, lower-rated, or non-rated debt securities, which are believed not to involve undue risk to income or principal.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships, generally recognized by institutional traders, between securities. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, the remaining excess premium is amortized to maturity.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

G) Security lending The fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A., the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At February 28, 2002, the value of securities loaned amounted to $140. The fund received cash collateral of $515 which is pooled with collateral of other Putnam funds into 31 issuers of high-grade short-term investments.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At August 31, 2001, the fund had a capital loss carryover of approximately $5,706,000 available to the extent allowed by tax law to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
    $4,424,000    August 31, 2008
     1,282,000    August 31, 2009

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services, is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average weekly net assets, 0.65% of the next $500 million, 0.60% of the next $500 million, and 0.55% of any amount over $1.5 billion.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended February 28, 2002, the fund's expenses were reduced by $978 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $474 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchases and sales of securities

During the six months ended February 28, 2002, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $15,294,059 and $15,671,900, respectively. There were no purchases and sales of U.S. government obligations.

Written option transactions during the year are summarized as follows:

                                              Contract            Premiums
                                               Amounts            Received
---------------------------------------------------------------------------
Written options
outstanding at
beginning of year                           $       --            $     --
---------------------------------------------------------------------------
Options opened                               1,800,000             308,610

Options expired                                     --                  --

Options closed                                 (18,000)             (3,086)
---------------------------------------------------------------------------
Written options
outstanding at
end of year                                 $1,782,000            $305,524
---------------------------------------------------------------------------

Note 4
New accounting pronouncement

As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies. This Guide requires that the fund amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities. Prior to January 1, 2001, the fund did not amortize premium and accrete discounts for certain fixed income securities and characterized as realized gains and losses paydowns on mortgage backed securities. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle is not material to the financial statements.


AMENDMENT TO BYLAWS
(Unaudited)

On March 9, 2001, the Trustees amended the fund's Bylaws to require advance notice of shareholder Trustee nominations and shareholder proposals fixing the number of Trustees. Shareholders wishing to propose one or more nominees for election as Trustees or wishing to make a proposal fixing the number of Trustees at an annual meeting of shareholders must provide written notice to the fund (including all required information) so that such notice is received in good order by the fund not less than sixty (60) nor more than ninety (90) days prior to the anniversary date of the immediately preceding annual meeting. An exception applies in the case of the annual meeting which was held in calendar year 2001, to the effect that the notice described above to be timely must be received in good order by the fund not less than thirty
(30) days prior to that anniversary date. A further exception to the notice deadline applies in the event the date of the annual meeting is substantially advanced or delayed from that anniversary date. Copies of these amendments to the Bylaws have been filed with the Securities and Exchange Commission and are available from its public reference facilities.


FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage nearly 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Edward T. Shadek, Jr.
Vice President

Richard G. Leibovitch
Vice President

Richard A. Monaghan
Vice President

Michael T. Healy
Vice President

John R. Verani
Vice President

Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminvestments.com) any time for up-to-date information about the fund's NAV.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
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For account balances, economic forecasts, and the latest on Putnam funds, visit
www.putnaminvestments.com


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